Earnings (Loss) Per Share (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
Earnings (Loss) Per Share [Abstract]
Amount of shares held to secure indemnification rights		655,000
Securites used to calculate dilutive shares	540,865	507,752